Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 14,971	$ 17,477	$ 19,668	$ 23,463	$ 25,031
Provision for credit losses	1,395	2,309	7,217	7,899	15,753
Interest income on certain impaired loans	(211)	(264)	(315)	(332)	(266)
Loan charge-offs	(4,724)	(6,410)	(10,973)	(13,615)	(20,100)
Loan recoveries	1,779	1,901	1,939	2,316	2,347
Net loan charge-offs	(2,945)	(4,509)	(9,034)	(11,299)	(17,753)
Allowance related to business combinations/other	(41)	(42)	(59)	(63)	698
Allowance for credit losses, ending balance	13,169	14,971	17,477	19,668	23,463
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	6,103	5,714
Provision for credit losses	342	680
Interest income on certain impaired loans	(20)	(54)
Loan charge-offs	(717)	(991)	(2,001)	(2,709)	(5,285)
Loan recoveries	673	776	779	740	641
Net loan charge-offs	(44)	(215)
Allowance related to business combinations/other	(4)	(22)
Allowance for credit losses, ending balance	6,377	6,103	5,714
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	8,868	11,763
Provision for credit losses	1,053	1,629
Interest income on certain impaired loans	(191)	(210)
Loan charge-offs	(4,007)	(5,419)	(8,972)	(10,906)	(14,815)
Loan recoveries	1,106	1,125	1,160	1,576	1,706
Net loan charge-offs	(2,901)	(4,294)
Allowance related to business combinations/other	(37)	(20)
Allowance for credit losses, ending balance	$ 6,792	$ 8,868	$ 11,763